FUNDING DEBTS (Tables) - Funding Debts obligations	12 Months Ended
Dec. 31, 2017
FUNDING DEBTS
Summary of the Group's outstanding Funding Debts

	As of December 31,
	2016	2017
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	5,537,031	9,627,850
Liabilities to Institutional Funding Partners	1,275,643	897,284
Asset-backed securitized debts	155,814	—

Total short-term Funding Debts	6,968,488	10,525,134

Long-term:
Liabilities to Individual Investors—Juzi Licai	—	157,321
Liabilities to Institutional Funding Partners	21,014	9,308

Total long-term Funding Debts	21,014	166,629

Summary of the remaining contractual maturity dates of the Group's Funding Debts and associated interest payments

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to Individual Investors—Juzi Licai	9,627,850	157,321	—	—	—	9,785,171
Liabilities to Institutional Funding Partners	897,284	9,308	—	—	—	906,592

Total Funding Debts	10,525,134	166,629	—	—	—	10,691,763

Interest payments(i)	329,332	10,053	—	—	—	339,385

Total interest payments	329,332	10,053	—	—	—	339,385

(i)	Interest payments for Funding Debts with variable interest rates are calculated using the interest rate as of December 31, 2017.